Subsequent Events (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Feb. 15, 2018 $ / shares	Jan. 17, 2018 USD ($) $ / shares shares	Jan. 12, 2018 m³	Jan. 08, 2018 m³	Dec. 31, 2017 USD ($)	Jan. 05, 2018 USD ($)
Subsequent Events
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions) | $					$ 139,222
Declaration of quarterly cash dividend (per share) | $ / shares	$ 0.14
Prepayment of debt | Acquisitions of vessel owning entities GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty-one Ltd. from GasLog
Subsequent Events
Prepaid outstanding debt | $						$ 29,750
Ship building contracts with Hyundai
Subsequent Events
LNG Cargo capacity (in cbm) per vessel delivered | m³				174,000
Ship building contracts with Samsung
Subsequent Events
Volume Of Vessels | m³			180,000
Time Charter Agreement Duration			7 years
Vessels to be delivered | m³			180,000
Public offering of preference units | Partnership's Series B Preference Units | IPO
Subsequent Events
Number of units issued | shares		4,600,000
Dividend rate of preference units		8.20%
Number of units issued to underwriters | shares		600,000
Offering price per unit | $ / shares		$ 25.00
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions) | $		$ 110,988